Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net Income (Loss) Available to Common Shareholders	$ 9,568	$ (152,673)	$ 96,677	$ (103,659)	$ (54,452)	$ 146,781
Weighted average number of common shares - basic (in shares)	128,539,418	128,139,418	128,521,836	128,139,418	128,156,678	128,139,418
Dilutive securities
Options	6,667,227		5,980,817			3,667,227
Warrants	133,334		133,334			133,334
Weighted average number of common shares - diluted (in shares)	135,339,979	128,139,418	134,635,987	128,139,418	128,156,678	131,939,979
Earnings (Loss) per share, basic (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings (Loss) per share, diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00